Shareholder Report, Line Graph (Details) 190821_Brown Advisory Intermediate Income Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	$ 11,316	$ 10,652	$ 10,355	$ 10,506	$ 11,370	$ 11,245	$ 10,653	$ 10,028	$ 10,040	$ 10,000	$ 11,700
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,230	10,587	10,315	10,413	11,608	11,646	10,710	9,929	9,969	10,000	$ 11,656
Bloomberg Intermediate U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate U.S. Aggregate Bond Index
Accumulated Value	$ 11,456	$ 10,738	$ 10,370	$ 10,433	$ 11,328	$ 11,323	$ 10,621	$ 9,952	$ 9,984	$ 10,000	$ 11,887